RELATED PARTY TRANSACTIONS - Research And Development To Related Parties (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 655	$ 0	$ 0
HOLINingbo Hollysys [Member]
Related Party Transaction [Line Items]
Research and development expenses related parties	$ 655	$ 0	$ 0